Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Exercise Price Range One [Member]
Long-term Purchase Commitment [Line Items]
Exercise Price Upper Range Limit	$ 1.50
Exercise Price Lower Range Limit	$ 0.30
Options Outstanding - Shares	6,859,483
Options Outstanding - Weighted Average Remaining Contract Life	5 years 7 months 6 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.92
Options Exercisable - Shares	5,644,594
Options Exercisable - Weighted - Average Exercise Price	$ 0.95
Exercise Price Range Two [Member]
Long-term Purchase Commitment [Line Items]
Exercise Price Upper Range Limit	$ 3.00
Exercise Price Lower Range Limit	$ 1.51
Options Outstanding - Shares	1,591,333
Options Outstanding - Weighted Average Remaining Contract Life	2 years 6 months
Options Outstanding - Weighted - Average Exercise Price	$ 2.19
Options Exercisable - Shares	1,544,331
Options Exercisable - Weighted - Average Exercise Price	$ 2.18
Exercise Price Range Three [Member]
Long-term Purchase Commitment [Line Items]
Exercise Price Upper Range Limit	$ 4.50
Exercise Price Lower Range Limit	$ 3.01
Options Outstanding - Shares	0
Options Outstanding - Weighted Average Remaining Contract Life	0 years
Options Outstanding - Weighted - Average Exercise Price	$ 0
Options Exercisable - Shares	0
Options Exercisable - Weighted - Average Exercise Price	$ 0
Exercise Price Range Four [Member]
Long-term Purchase Commitment [Line Items]
Exercise Price Upper Range Limit	$ 6.00
Exercise Price Lower Range Limit	$ 4.51
Options Outstanding - Shares	70,000
Options Outstanding - Weighted Average Remaining Contract Life	2 years
Options Outstanding - Weighted - Average Exercise Price	$ 5.20
Options Exercisable - Shares	70,000
Options Exercisable - Weighted - Average Exercise Price	$ 5.20